Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Parenthetical) (Detail) - Public securities [member] - Level 1 [member] $ in Millions	Dec. 31, 2016 ARS ($)
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 7,737
Current financial assets	$ 7,495